Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	$ 417
Property, plant and equipment at end of year	530	$ 417
Right-of-use assets, property assets	284	222
Right-of-use assets, non-property assets	14	15
Undiscounted value of lease payments not recognised in the lease liabilities	205	152
Sublease rental income	5	2	$ 7
Capital expenditures, excluding right-of-use assets	104	101	44
Operating segments
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	103	99
Operating segments | Hong Kong
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	39	41
Operating segments | Indonesia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	7	4
Operating segments | Malaysia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	2	2
Operating segments | Singapore
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	25	24
Operating segments | Growth markets and other note
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	29	21
Operating segments | Eastspring
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	1	7
Unallocated to a segment (central operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	1	2
At cost
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	391	347
Additions	241	152
Depreciation charge	(150)	(134)
Disposals, impairment and lease modifications	2	30
Effect of movements in exchange rates	18	(4)
Property, plant and equipment at end of year	502	391	347
At cost | Gross carrying amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,314	1,202
Property, plant and equipment at end of year	1,391	1,314	1,202
At cost | Accumulated depreciation and amortisation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(923)	(855)
Property, plant and equipment at end of year	(889)	(923)	(855)
At cost | Property, plant and equipment | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	28	16
Additions	0	20
Depreciation charge	(1)	0
Disposals, impairment and lease modifications	0	(8)
Effect of movements in exchange rates	2	0
Property, plant and equipment at end of year	29	28	16
At cost | Property, plant and equipment | Group occupied property | Gross carrying amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	35	24
Property, plant and equipment at end of year	38	35	24
At cost | Property, plant and equipment | Group occupied property | Accumulated depreciation and amortisation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(7)	(8)
Property, plant and equipment at end of year	(9)	(7)	(8)
At cost | Property, plant and equipment | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	126	115
Additions	104	81
Depreciation charge	(51)	(40)
Disposals, impairment and lease modifications	(8)	(29)
Effect of movements in exchange rates	4	(1)
Property, plant and equipment at end of year	175	126	115
At cost | Property, plant and equipment | Tangible assets | Gross carrying amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	497	495
Property, plant and equipment at end of year	578	497	495
At cost | Property, plant and equipment | Tangible assets | Accumulated depreciation and amortisation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(371)	(380)
Property, plant and equipment at end of year	(403)	(371)	(380)
At cost | Right-of- use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	237	216
Additions	137	51
Depreciation charge	(98)	(94)
Disposals, impairment and lease modifications	10	67
Effect of movements in exchange rates	12	(3)
Property, plant and equipment at end of year	298	237	216
At cost | Right-of- use assets | Gross carrying amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	782	683
Property, plant and equipment at end of year	775	782	683
At cost | Right-of- use assets | Accumulated depreciation and amortisation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(545)	(467)
Property, plant and equipment at end of year	$ (477)	$ (545)	$ (467)